ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Schedule of Purchase Price Allocation	Below is the purchase price allocation schedule as of the acquisition date:
Assets	Fair Value
(In thousands)
Net working capital	$3,597
Long-term assets	66
Total net assets	3,663
Purchase price (51% of equity)	$1,868